Intangible assets - Schedule of Cash Generating Unit (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 41,129	£ 41,091
Europe
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 5,358	£ 5,596
Pre-tax discount rates	6.70%	6.60%
Canada
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 2,229	£ 2,386
Pre-tax discount rates	9.80%	20.30%
Australia
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 662	£ 717
Pre-tax discount rates	7.90%	7.30%
South Africa
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 186	£ 189
Pre-tax discount rates	10.70%	14.30%
Singapore
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 376	£ 382
Pre-tax discount rates	8.40%	7.40%
Malaysia
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 187	£ 217
Pre-tax discount rates	10.60%	10.20%
Peru
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 74	£ 73
Pre-tax discount rates	8.70%	12.40%
Other
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 317	£ 340
Pre-tax discount rates	8.40%	6.70%
Reynolds American
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 31,491	£ 30,938
Pre-tax discount rates	9.00%	9.60%
GTR
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 249	£ 253
Pre-tax discount rates	7.10%	7.60%